COMMON STOCK (Details Narrative)																																																																				3 Months Ended									4 Months Ended	9 Months Ended		12 Months Ended
		Sep. 09, 2024 USD ($) $ / shares shares	Aug. 21, 2024 USD ($) shares	Jul. 25, 2024 shares	May 08, 2024 USD ($) shares	Apr. 04, 2024 USD ($)	Mar. 18, 2024 USD ($) shares	Dec. 28, 2023 shares	Dec. 26, 2023 USD ($) shares	Dec. 22, 2023 USD ($) shares	Dec. 22, 2023 USD ($)	Dec. 21, 2023 USD ($)	Dec. 20, 2023 shares	Dec. 11, 2023 USD ($) shares	Dec. 07, 2023 USD ($) shares	Dec. 05, 2023 shares	Nov. 23, 2023 USD ($)	Nov. 08, 2023 USD ($) shares	Oct. 22, 2023 USD ($)	Oct. 11, 2023 USD ($) shares	Oct. 02, 2023	Sep. 27, 2023 USD ($) shares	Sep. 06, 2023 shares	Aug. 29, 2023 USD ($)	Aug. 07, 2023 USD ($) shares	Aug. 07, 2023 shares	Jul. 27, 2023 USD ($) shares	Jul. 23, 2023 USD ($)	Jul. 06, 2023 shares	Jun. 30, 2023 USD ($) shares	Jun. 21, 2023 USD ($) shares	Jun. 15, 2023 USD ($)	Jun. 14, 2023 shares	May 28, 2023 shares	Apr. 27, 2023 shares	Apr. 05, 2023 shares	Apr. 03, 2023 shares	Mar. 29, 2023 USD ($) shares	Mar. 18, 2023 shares	Mar. 13, 2023 shares	Feb. 13, 2023 shares	Jan. 20, 2023 shares	Nov. 16, 2022 shares	Oct. 26, 2022 USD ($) shares	Oct. 26, 2022 USD ($) shares	Oct. 11, 2022 USD ($) shares	Sep. 06, 2022 USD ($)	Aug. 29, 2022 USD ($) shares	Aug. 15, 2022 USD ($) $ / shares shares	Aug. 03, 2022 shares	Jul. 11, 2022 USD ($) shares	Jun. 27, 2022 USD ($)	Jun. 26, 2022 USD ($) shares	Jun. 13, 2022 USD ($) shares	May 18, 2022 USD ($) shares	May 02, 2022 USD ($) shares	Apr. 02, 2022 USD ($) shares	Mar. 24, 2022 USD ($) shares	Mar. 10, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 ILS (₪) shares	Jan. 09, 2022 USD ($)	Nov. 03, 2021 shares	Oct. 01, 2021 shares	Jun. 15, 2021 USD ($) shares	May 13, 2021 shares	Oct. 10, 2018 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares		Jun. 30, 2023 USD ($) shares		Mar. 31, 2023 USD ($) shares		Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares
Stock Issued During Period, Shares, New Issues | shares																																																429	228,572									1,286								155,845											691,000
Stock Issued During Period, Value, New Issues																																																$ 8,610										$ 38,790										$ 1,246,198	$ 937,094	$ 39,950												$ 4,103,330	[1]
Share-Based Payment Arrangement, Expense																																																																																$ 540,805
[custom:IncreaseInMonthlyConsultancyFee]																																																5,000
Share-Based Payment Arrangement, Noncash Expense																																																																															$ 18,164	23,700		84,171
Stock Issued During Period, Shares, Issued for Services | shares													301,284
Stock Issued During Period, Value, Issued for Services												$ 540,805																																																								484,668	$ 48,814	$ 23,738	$ 302,823		$ 670,240		$ 67,614					$ 2,923,841	[1]	$ 917,070	[1]
Sale of Stock, Number of Shares Issued in Transaction | shares																																																	228,572
Shares Issued, Price Per Share | $ / shares																																																	$ 21.00																												$ 2.00			$ 2.00		$ 5.28
Proceeds from Stock Plans																																																	$ 4,800,000
Payments of Stock Issuance Costs																																																	696,670
[custom:ProceedsFromOverAllotmentOption]																																																	$ 4,103,330
[custom:StockholdersEquityDescription]																																																	The Company granted the underwriter a 45-day option to purchase up to 34,286 additional shares of common stock of the Company to cover over-allotments at the public offering price, less the underwriting discounts and commissions. In addition, the Company issued to the underwriter as compensation, a warrant to purchase up to 11,429 shares of common stock (5% of the aggregate number of shares of common stock sold in this offering). The underwriter’s warrant is exercisable at $26.25 per share, representing 125% of the public offering price per share in this offering
Employee Benefits and Share-Based Compensation																																																																				0			3,917							0	18,164
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																																																																							3,917				$ 691,220					$ 23,700	[1]	$ 84,171	[1]
General and Administrative Expense																																																																				1,294,913			1,103,257							2,844,967	3,481,408	5,575,843		4,716,909
Prepaid Expense, Current																																																																				351,972									$ 719,389	351,972		719,389		223,238
Research and Development Expense																																																																				$ 122,410			$ 1,693,205							$ 249,966	$ 1,828,970	1,938,234		$ 770,826
Stock Issued During Period, Shares, Other | shares																																																																														1,286
Other Expenses																																																																														$ 59,088
[custom:ProceedsFromStandbyEquityPurchaseAgreement]																																																																														2,557,743
Debt Instrument, Periodic Payment																																																																																$ 400,000
Stock Issued During Period, Value, Other																																																																														$ 17,914
Common Stock, Par or Stated Value Per Share | $ / shares																																																																				$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Noncash Expense																																																																														$ 256,699		$ 987,962		$ 124,508
Promissory Note [Member]
Notes Payable						$ 1,500,000
Proceeds from Issuance of Debt						$ 1,455,000
Debt Instrument, Interest Rate, Effective Percentage						3.00%
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Debt Instrument, Maturity Date						Apr. 04, 2025
Debt Instrument, Periodic Payment						$ 150,000
[custom:DebtInstrumentDefaultInterestRatePercentage-0]						18.00%
Maximum [Member]
Research and Development Expense																								$ 1,200,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares																																			2,143						3,572																											3,718,132	1,142,480	28,333												228,572
Stock Issued During Period, Value, New Issues																																																																				$ 372	$ 114	$ 3												$ 23	[1]
Share-Based Payment Arrangement, Expense																																																																																$ 47,680
Stock Issued During Period, Shares, Issued for Services | shares																																																																				1,701,286	30,000	4,794	56,640	[2]	135,926	[2]	6,288	[2]				990,092		29,747
Stock Issued During Period, Value, Issued for Services																																																																				$ 170	$ 3		$ 6		$ 14		$ 1					$ 99	[1]	$ 3	[1]
Payments of Stock Issuance Costs																																																																																		696,670
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares	[2]																																																																										142,860
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																																																																											$ 14						[1]		[1]
Common Stock [Member] | Plantify Foods Inc [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares																																				300,043.49
Consulting Agreement [Member]
[custom:ConsultantFees]																	$ 4,500
Stock Issued During Period, Shares, New Issues | shares																																																						858						1,286	1,286		1,286
Stock Issued During Period, Value, New Issues									$ 38,500																																													$ 19,125
Share-Based Payment Arrangement, Expense																																																																																9,639
Monthly consultancy fee																																																												$ 1,600	₪ 5,000	$ 4,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																																																												options to purchase	options to purchase
Stock Issued During Period, Value, Stock Options Exercised																																																												$ 6,015
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																																																												$ 90,665
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																																	32,143
Share-Based Payment Arrangement, Noncash Expense																																																			$ 16,852
Stock Issued During Period, Shares, Issued for Services | shares																																						142,860													858				1,286
Stock Issued During Period, Value, Issued for Services																	$ 10,000																															21,525			$ 17,220				$ 39,420
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited | shares																																		35,715
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																																																																																24,137
Stock Issued During Period, Value, Restricted Stock Award, Gross																															$ 11,250
Cash														$ 10,000																	$ 11,250
Consulting Agreement [Member] | EU Agritech Investment Ltd [Member]
Stock Issued During Period, Shares, New Issues | shares																																					21,009
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																																						100,000
Employee Benefits and Share-Based Compensation																																																																																100,000
Consulting Agreement [Member] | 18 Months [Member]
Stock Issued During Period, Shares, New Issues | shares																															25,715
Consulting Agreement [Member] | Two Years [Member]
Stock Issued During Period, Shares, New Issues | shares																															35,715
Stock Issued During Period, Value, New Issues																															$ 170,000
Share-Based Payment Arrangement, Expense																																																																																50,534
Consulting Agreement [Member] | Thirty Months [Member]
Stock Issued During Period, Shares, New Issues | shares																															32,143
Stock Issued During Period, Value, New Issues																															$ 147,150
Share-Based Payment Arrangement, Expense																																																																																32,234
Consulting Agreement [Member] | Six Months Anniversary [Member] | 18 Months [Member]
Stock Issued During Period, Shares, New Issues | shares																																		8,572
Consulting Agreement [Member] | Six Months Anniversary [Member] | Two Years [Member]
Stock Issued During Period, Shares, New Issues | shares																																		11,905
Consulting Agreement [Member] | Six Months Anniversary [Member] | Thirty Months [Member]
Stock Issued During Period, Shares, New Issues | shares																																	10,715
Consulting Agreement [Member] | 9 Months Anniversary [Member] | 18 Months [Member]
Stock Issued During Period, Shares, New Issues | shares																																		8,572
Consulting Agreement [Member] | 9 Months Anniversary [Member] | Two Years [Member]
Stock Issued During Period, Shares, New Issues | shares																																		11,905
Consulting Agreement [Member] | 9 Months Anniversary [Member] | Thirty Months [Member]
Stock Issued During Period, Shares, New Issues | shares																																	10,714
Consulting Agreement [Member] | 12 Months Anniversary [Member] | Eighteen Months [Member]
Stock Issued During Period, Shares, New Issues | shares																																		8,571
Consulting Agreement [Member] | 12 Months Anniversary [Member] | Two Years [Member]
Stock Issued During Period, Shares, New Issues | shares																																		11,905
Consulting Agreement [Member] | 12 Months Anniversary [Member] | Thirty Months [Member]
Stock Issued During Period, Shares, New Issues | shares																																	10,714
Consulting Agreement [Member] | Three Months [Member]
Stock Issued During Period, Value, New Issues																																$ 75,000
[custom:CashFee]																																$ 5,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares																														16,485
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																														$ 75,000
Investor Relations Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares																																																					1,715
Stock Issued During Period, Value, New Issues																																																					$ 39,480
Monthly consultancy fee																																																					$ 3,333
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																																					5,715				8,574
Investor Relations Agreement [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																																					5,716
Securities Exchange Agreement [Member] | Plantify Foods Inc [Member]
Stock Issued During Period, Shares, New Issues | shares																																				166,340
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardPercentageOfStockIssued-0]																																																																											19.99%
Consulting Agreements [Member]
Stock Issued During Period, Shares, Issued for Services | shares					30,000		3,508
Stock Issued During Period, Value, Issued for Services					$ 30,900		$ 5,824
Consulting Agreements [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services | shares				1,286																																									1,286
Stock Issued During Period, Value, Issued for Services																																													$ 35,828
Consulting Agreements [Member] | 18 Months [Member]
Stock Issued During Period, Value, New Issues																															122,400
Share-Based Payment Arrangement, Expense																																																																																47,600
Retainer Legal Services Agreement [Member]
Share-Based Payment Arrangement, Expense																																																																																26,745
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																																																																																$ 66,862
Standby Equity Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares															691,000	20,000																																																														4,888,945
Stock Issued During Period, Value, New Issues											$ 20,000,000
Proceeds from Sale of Intangible Assets															$ 3,499,388
General and Administrative Expense															$ 358,801
[custom:SharesAggregatePurchaseAmount-0]										$ 20,000,000	$ 20,000,000
Sale of Stock, Description of Transaction											The price of shares to be issued under the SEPA II will be 94% of the lowest volume weighted average trading price (the “VWAP”) of the Company’s common stock for the three consecutive trading days commencing on the delivery of each advance notice by the Company.
[custom:PreAdvanceForPurchaseOfShares-0]										$ 3,000,000	$ 3,000,000
Standby Equity Purchase Agreement [Member] | Minimum [Member]
Long-Term Purchase Commitment, Amount											3,000,000
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Long-Term Purchase Commitment, Amount											20,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member]
Stock Issued During Period, Shares, New Issues | shares																						26,224
Stock Issued During Period, Value, New Issues																						$ 122,988						$ 3,500,000
Sale of Stock, Number of Shares Issued in Transaction | shares																				1,000,000
[custom:PurchaseAgreementPercentage]																												94.00%
Debt Instrument, Convertible, Threshold Trading Days																												5
[custom:AdvanceNotice]																												$ 200,000
[custom:AdvanceOrAcquiringPaymentDescription]																												The Advances are subject to certain limitations, including that the Investor cannot purchase any shares that would result in it beneficially owning more than 4.99% of the Company’s outstanding shares of common stock at the time of an Advance notice or acquiring more than 19.99% of the Company’s outstanding shares of common stock as of the date of the SEPA I (the “Exchange Cap”).
[custom:AdvancesDiscountPercentage]																																																																																3.00%
[custom:PurchaseAgreementDescription]																					(on October 2, 2023, at the annual meeting of stockholders, the stockholders approved the issuance of more than 20% of our issued and outstanding common stock, permitting us to request Advances from the Investor under the SEPA I that will result in the issuance of more than 20% of our issued and outstanding shares of common stock as of the date of the SEPA I without being subject to the Exchange Cap),
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Minimum [Member]
Long-Term Purchase Commitment, Amount																												$ 700,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Maximum [Member]
Long-Term Purchase Commitment, Amount																												$ 3,500,000
Standby Equity Purchase Agreement [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares																																							18,333	10,000
Stock Issued During Period, Value, New Issues											$ 20,000,000
Purchase Agreement [Member] | YA II PN, Ltd [Member]
Sale of Stock, Consideration Received on Transaction																				$ 700,000
Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares																											223,008
Research and Development Expense																											$ 997,024
Standby Equity Purchase Agreement Two [Member]
Stock Issued During Period, Value, New Issues																																																																														$ 2,223,242
Termination Agreements [Member] | Common Stock [Member]
Stock Issued During Period, Value, Issued for Services			$ 2,850
Consultant [Member]
Stock Issued During Period, Shares, New Issues | shares																																														1,442
Share-Based Payment Arrangement, Noncash Expense																																														$ 19,125
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold																																																100,000
[custom:AdditionalOneTimeBonus]																																																$ 7,500
[custom:AdditionalOneTimeBonusShares] | shares																																																1,072
Consultant [Member] | Consulting Agreement [Member]
[custom:ConsultantFees]																																																																	$ 3,500
Number of shares issuable | shares																																																								86									29
Stock Issued During Period, Shares, New Issues | shares																																											7,143													3,572							100	1,286
Stock Issued During Period, Value, New Issues																																												$ 99,500												$ 4,926
Share-Based Payment Arrangement, Expense																									$ 532,991																																										$ 33,000															136,000
Stock Issued During Period, Value, Stock Options Exercised												$ 111,553						$ 1,286
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																																		25,715								10,001
Share-Based Payment Arrangement, Noncash Expense																																																																																$ 271,886
Stock Issued During Period, Shares, Issued for Services | shares													111,553																															7,143
Stock Issued During Period, Value, Issued for Services																																												$ 1,286
Consultant [Member] | Consulting Agreement [Member] | First Quarter 2023 [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																																										3,572
Consultant [Member] | Consulting Agreement [Member] | Each Quarter 2023 [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																																										2,143
Consultant [Member] | Consulting Agreement [Member] | Six Installments [Member]
Stock Issued During Period, Shares, New Issues | shares																																																																1,786
Consultant [Member] | Investor Relations Agreement [Member]
[custom:ConsultantFees]																																																											$ 11,000
Stock Issued During Period, Shares, New Issues | shares																																																									1,715		2,000
Stock Issued During Period, Value, New Issues																																																									$ 66,000		$ 103,600
Monthly consultancy fee																																																									$ 15,000
Share-Based Payment Arrangement, Noncash Expense																																																																																84,015		19,585
[custom:CashPayment]																																																				$ 5,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																																									8,572
Consultant [Member] | Service Agreement [Member]
[custom:ConsultantFees]																																															$ 275,000
Stock Issued During Period, Value, New Issues																																															141,750
Share-Based Payment Arrangement, Noncash Expense																																															$ 100,697
Stock Issued During Period, Value, Issued for Services																																																																																195,355		$ 79,645
Board of Directors Chairman [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																																						$ 1,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																																						7,143
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold																																																$ 25,000
Board of Directors Chairman [Member] | Consulting Agreement [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																		20,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																		$ 44,002
Two Consultant [Member]
Stock Issued During Period, Shares, Issued for Services | shares										100,000																																		715						21,428
Two Consultant [Member] | Consulting Agreement [Member]
Stock Issued During Period, Shares, Issued for Services | shares																									21,428	1,430
Stock Issued During Period, Value, Issued for Services																																																																																59,695
MrJoachim Fuchs [Member] | Consulting Agreement [Member]
Share-Based Payment Arrangement, Expense																																																																																678,000
Stock Issued During Period, Value, Issued for Services																																						$ 678,000
Legal Advisors [Member] | Consulting Agreement [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares									12,500					12,500															4,945
Stock Issued During Period, Value, Issued for Services														$ 25,000																	22,500
Stock Issued During Period, Value, Restricted Stock Award, Gross																															$ 22,500
Legal Advisors [Member] | Retainer Legal Services Agreement [Member]
Stock Issued During Period, Shares, Issued for Services | shares																							6,123
Investor [Member] | Standby Equity Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares								110,554
[custom:StructuringFee]																			$ 10,000																																																													10,000
Prepaid Expense, Current																																																																													$ 254,274			254,274
Stock Issued During Period, Shares, Other | shares								110,554
Third Party [Member] | Consulting Agreement [Member]
Share-Based Payment Arrangement, Expense																																																																																$ 4,176
Stock Issued During Period, Shares, Issued for Services | shares															1,755
Director [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services | shares			10,000
Executive Officer [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services | shares		1,690,000
Stock Issued During Period, Value, Issued for Services		$ 463,905
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001

[1]	Adjusted to reflect
[2]	Adjusted to reflect